Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001331854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011

Pioneer Classic Balanced Fund
PIONEER CLASSIC BALANCED FUND
INVESTMENT OBJECTIVES
Capital growth and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 61.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Classic Balanced Fund	Class A	Class B	Class C	Class Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Classic Balanced Fund		Class A	Class B	Class C	Class Y
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.34%	0.53%	0.33%	0.19%
Total Annual Fund Operating Expenses		1.24%	2.18%	1.98%	0.84%
Less: Fee Waiver and Expense Reimbursement	[1]	(0.08%)	(0.12%)	none	none
Net Expenses	[1]	1.16%	2.06%	1.98%	0.84%
[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.16% and 2.06% of the average daily net assets attributable to Class A and Class B shares, respectively. These expense limitations are in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Classic Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	563	818	1,093	1,876
Class B	609	971	1,259	2,265
Class C	301	621	1,068	2,306
Class Y	86	268	466	1,037

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Classic Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	563	818	1,093	1,876
Class B	209	671	1,159	2,265
Class C	201	621	1,068	2,306
Class Y	86	268	466	1,037

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund's investment adviser allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. Equity securities in which the fund invests include common stocks, debt convertible to equity securities, and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) that invest primarily in equity securities, and preferred stocks. Debt securities in which the fund invests include U.S. government securities, debt securities of corporate and other issuers, mortgage-related securities, including "sub-prime" mortgages, asset-backed securities, and cash, cash equivalents and other short term holdings.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in subordinated debt securities, event-linked bonds and up to 10% of its total assets in securities that are below investment grade (also known as "junk bonds"). The fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities: and to increase the fund's return as a non-hedging strategy that may be considered speculative.

The fund may also hold cash or other short-term investments.

In selecting equity securities to buy and sell, the fund's investment adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

In selecting debt securities to buy and sell, the adviser considers both broad economic and issuer specific factors. In assessing the appropriate maturity, credit quality and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen creditmarkets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing insecurities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Balanced Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.88% (07/01/2009 TO 09/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.71% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -6.15%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Classic Balanced Fund	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION	INCEPTION DATE
Class A	4.91%	3.59%	4.24%	7.74%	Dec 19, 1991
Class A Return after taxes on distributions	4.03%	1.90%	2.58%	5.56%
Class A Return after taxes on distributions and sale of shares	3.15%	2.42%	2.97%	5.72%
Class B	4.92%	3.63%	3.85%	4.78%	Sep 3, 1997
Class C	8.78%	3.70%	3.91%	4.83%	Sep 3, 1997
Class Y	10.24%	4.94%	4.99%	8.19%	Dec 19, 1991
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.60%	Dec 19, 1991
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%	6.45%	Dec 31, 1991

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Classic Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	563
3 Years	rr_ExpenseExampleYear03	818
5 Years	rr_ExpenseExampleYear05	1,093
10 Years	rr_ExpenseExampleYear10	1,876
1 Year	rr_ExpenseExampleNoRedemptionYear01	563
3 Years	rr_ExpenseExampleNoRedemptionYear03	818
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,876
Annual Return 2001	rr_AnnualReturn2001	4.61%
Annual Return 2002	rr_AnnualReturn2002	(6.86%)
Annual Return 2003	rr_AnnualReturn2003	15.70%
Annual Return 2004	rr_AnnualReturn2004	7.60%
Annual Return 2005	rr_AnnualReturn2005	4.60%
Annual Return 2006	rr_AnnualReturn2006	13.33%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	(24.84%)
Annual Return 2009	rr_AnnualReturn2009	27.37%
Annual Return 2010	rr_AnnualReturn2010	9.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.71%)
1 YEAR	rr_AverageAnnualReturnYear01	4.91%
5 YEARS	rr_AverageAnnualReturnYear05	3.59%
10 YEARS	rr_AverageAnnualReturnYear10	4.24%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.03%
5 YEARS	rr_AverageAnnualReturnYear05	1.90%
10 YEARS	rr_AverageAnnualReturnYear10	2.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.56%
Pioneer Classic Balanced Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.15%
5 YEARS	rr_AverageAnnualReturnYear05	2.42%
10 YEARS	rr_AverageAnnualReturnYear10	2.97%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.72%
Pioneer Classic Balanced Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.06%	[1]
1 Year	rr_ExpenseExampleYear01	609
3 Years	rr_ExpenseExampleYear03	971
5 Years	rr_ExpenseExampleYear05	1,259
10 Years	rr_ExpenseExampleYear10	2,265
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	671
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,265
1 YEAR	rr_AverageAnnualReturnYear01	4.92%
5 YEARS	rr_AverageAnnualReturnYear05	3.63%
10 YEARS	rr_AverageAnnualReturnYear10	3.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.78%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 3, 1997
Pioneer Classic Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.98%	[1]
1 Year	rr_ExpenseExampleYear01	301
3 Years	rr_ExpenseExampleYear03	621
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	2,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	201
3 Years	rr_ExpenseExampleNoRedemptionYear03	621
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,068
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,306
1 YEAR	rr_AverageAnnualReturnYear01	8.78%
5 YEARS	rr_AverageAnnualReturnYear05	3.70%
10 YEARS	rr_AverageAnnualReturnYear10	3.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.83%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 3, 1997
Pioneer Classic Balanced Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
1 YEAR	rr_AverageAnnualReturnYear01	10.24%
5 YEARS	rr_AverageAnnualReturnYear05	4.94%
10 YEARS	rr_AverageAnnualReturnYear10	4.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER CLASSIC BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 42 and the "Sales charges" section of the statement of additional information beginning on page 61.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund's investment adviser allocates the fund's assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, equity and debt securities each represent 35% to 65% of the fund's net assets. Equity securities in which the fund invests include common stocks, debt convertible to equity securities, and securities with common stock characteristics, such as equity interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) that invest primarily in equity securities, and preferred stocks. Debt securities in which the fund invests include U.S. government securities, debt securities of corporate and other issuers, mortgage-related securities, including "sub-prime" mortgages, asset-backed securities, and cash, cash equivalents and other short term holdings.

The fund may invest in debt securities with a broad range of maturities and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. Debt securities in which the fund invests may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, inverse floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund's investments may include instruments that allow for balloon payments or negative amortization payments.

The fund may invest in subordinated debt securities, event-linked bonds and up to 10% of its total assets in securities that are below investment grade (also known as "junk bonds"). The fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The fund may invest up to 25% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may use derivatives, such as credit default swaps, for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities: and to increase the fund's return as a non-hedging strategy that may be considered speculative.

The fund may also hold cash or other short-term investments.

In selecting equity securities to buy and sell, the fund's investment adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

In selecting debt securities to buy and sell, the adviser considers both broad economic and issuer specific factors. In assessing the appropriate maturity, credit quality and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield, liquidity and rating, an assessment of credit quality, and sector and issuer diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen creditmarkets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing insecurities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Balanced Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital U.S. Government/Credit Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.88% (07/01/2009 TO 09/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.71% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -6.15%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Classic Balanced Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEARS	rr_AverageAnnualReturnYear05	2.29%
10 YEARS	rr_AverageAnnualReturnYear10	1.41%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.60%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 19, 1991
Pioneer Classic Balanced Fund | Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.59%
5 YEARS	rr_AverageAnnualReturnYear05	5.56%
10 YEARS	rr_AverageAnnualReturnYear10	5.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 31, 1991

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.16% and 2.06% of the average daily net assets attributable to Class A and Class B shares, respectively. These expense limitations are in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.

Pioneer Government Income Fund
PIONEER GOVERNMENT INCOME FUND
INVESTMENT OBJECTIVE
Current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 34 and the "Sales charges" section of the statement of additional information beginning on page 51.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Government Income Fund	Class A	Class B	Class C	Class Y
Maximum sales charge (load) when you buy shares as a percentage of offering price	4.50%	none	none	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Government Income Fund	Class A	Class B	Class C	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.42%	0.58%	0.37%	0.19%
Total Annual Fund Operating Expenses	1.17%	2.08%	1.87%	0.69%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Government Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	805	1,065	1,806
Class B	611	952	1,219	2,177
Class C	290	588	1,011	2,190
Class Y	70	221	384	859

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Government Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	805	1,065	1,806
Class B	211	652	1,119	2,177
Class C	190	588	1,011	2,190
Class Y	70	221	384	859

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to U.S. government securities. U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. The fund also may invest in asset-backed securities and subordinated debt securities, and enter into mortgage dollar roll transactions.

The fund may invest in securities with a broad range of maturities, and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features.

The fund may use derivatives, such as futures, for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield and sector diversification.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

RISKS OF INVESTING IN "WHEN-ISSUED" SECURITIES. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the fund missing the opportunity to obtain a favorable price or yield elsewhere.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

MORTGAGE DOLLAR ROLL TRANSACTIONS RISK. The benefits to the fund from mortgage dollar roll transactions depend upon the adviser's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Government Income Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 4.47% (07/01/2002 TO 09/30/2002)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -2.00% (10/01/2010 TO 12/31/2010)

At September 30, 2011, the year-to-date return was 6.26%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Government Income Fund	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Class A	0.76%	4.28%	4.23%	5.05%	Oct 1, 1993
Class A Return after taxes on distributions	(0.41%)	2.80%	2.58%	3.04%
Class A Return after taxes on distributions and sale of shares	0.49%	2.77%	2.62%	3.05%
Class B	0.63%	4.44%	3.92%	4.45%	Mar 13, 2000
Class C	4.85%	4.45%		4.24%	Sep 23, 2005
Class Y	5.88%	5.72%	5.02%	5.54%	Oct 1, 1993
Barclays Capital Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.52%	5.45%	5.42%	5.81%	Oct 31, 1993
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.34%	5.89%	6.32%	Oct 31, 1993

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Government Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	564
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,065
10 Years	rr_ExpenseExampleYear10	1,806
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	805
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,065
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,806
Annual Return 2001	rr_AnnualReturn2001	7.01%
Annual Return 2002	rr_AnnualReturn2002	8.70%
Annual Return 2003	rr_AnnualReturn2003	1.46%
Annual Return 2004	rr_AnnualReturn2004	2.39%
Annual Return 2005	rr_AnnualReturn2005	1.49%
Annual Return 2006	rr_AnnualReturn2006	3.01%
Annual Return 2007	rr_AnnualReturn2007	6.42%
Annual Return 2008	rr_AnnualReturn2008	7.64%
Annual Return 2009	rr_AnnualReturn2009	3.75%
Annual Return 2010	rr_AnnualReturn2010	5.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.00%)
1 YEAR	rr_AverageAnnualReturnYear01	0.76%
5 YEAR	rr_AverageAnnualReturnYear05	4.28%
10 YEAR	rr_AverageAnnualReturnYear10	4.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.05%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.41%)
5 YEAR	rr_AverageAnnualReturnYear05	2.80%
10 YEAR	rr_AverageAnnualReturnYear10	2.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.04%
Pioneer Government Income Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.49%
5 YEAR	rr_AverageAnnualReturnYear05	2.77%
10 YEAR	rr_AverageAnnualReturnYear10	2.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.05%
Pioneer Government Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	611
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	2,177
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	652
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,177
1 YEAR	rr_AverageAnnualReturnYear01	0.63%
5 YEAR	rr_AverageAnnualReturnYear05	4.44%
10 YEAR	rr_AverageAnnualReturnYear10	3.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 13, 2000
Pioneer Government Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 YEAR	rr_AverageAnnualReturnYear01	4.85%
5 YEAR	rr_AverageAnnualReturnYear05	4.45%
10 YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 23, 2005
Pioneer Government Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a percentage of offering price or the amount you receive when you sell shares, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
1 YEAR	rr_AverageAnnualReturnYear01	5.88%
5 YEAR	rr_AverageAnnualReturnYear05	5.72%
10 YEAR	rr_AverageAnnualReturnYear10	5.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.54%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 1, 1993
Pioneer Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER GOVERNMENT INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 34 and the "Sales charges" section of the statement of additional information beginning on page 51.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government securities, and repurchase agreements and "when-issued" commitments with respect to these securities. For purposes of satisfying the 80% requirement, the fund also may invest in derivative instruments that have economic characteristics similar to U.S. government securities. U.S. government securities include U.S. Treasury obligations, such as bills, bonds and notes; obligations issued or guaranteed as to principal and interest by the U.S. Treasury and certain U.S. government agencies or instrumentalities, such as Government National Mortgage Association (Ginnie Mae); obligations of issuers that are supported by the ability of the issuer to borrow from the U.S. Treasury; and obligations of U.S. government-sponsored entities that are neither issued nor guaranteed by the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal National Mortgage Association (Fannie Mae). The fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. The fund also may invest in asset-backed securities and subordinated debt securities, and enter into mortgage dollar roll transactions.

The fund may invest in securities with a broad range of maturities, and maintains an average portfolio maturity which varies based upon the judgment of the fund's investment adviser. The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, floating rate, inverse floating rate, zero coupon, contingent, deferred and payment in kind and auction rate features.

The fund may use derivatives, such as futures, for a variety of purposes, including as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative.

The adviser considers both broad economic and issuer specific factors in selecting investments. In assessing the appropriate maturity and sector weighting of the fund's portfolio, the adviser considers a variety of factors that are expected to influence economic activity and interest rates. The adviser selects individual securities to buy and sell based upon such factors as a security's yield and sector diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective. Following is a summary description of principal risks of investing in the fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

PORTFOLIO SELECTION RISK. The adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future. Such debt and mortgage-backed securities are subject to the risk of default on the payment of interest and/or principal, similar to debt of private issuers.

REPURCHASE AGREEMENT RISK. In the event that the other party to a repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

RISKS OF INVESTING IN "WHEN-ISSUED" SECURITIES. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the fund missing the opportunity to obtain a favorable price or yield elsewhere.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

MORTGAGE DOLLAR ROLL TRANSACTIONS RISK. The benefits to the fund from mortgage dollar roll transactions depend upon the adviser's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of AmSouth Government Income Fund (the predecessor fund) on September 23, 2005. Prior to September 23, 2005, the fund was advised by a different investment adviser.

The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of Class Y shares of the fund includes the net asset value performance of the predecessor fund's Class I shares prior to the reorganization, which has not been restated to reflect differences in expenses. The predecessor fund did not offer Class C shares. The performance of the fund's Class C shares is based upon the net asset value performance of the predecessor fund's Class B shares, which has been restated to reflect sales charges applicable to Class C shares (but not other differences in expenses). If all the expenses of the Pioneer fund were reflected, the performance would be lower.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Barclays Capital Government Bond Index and the Barclays Capital U.S. Mortgage-Backed Securities Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 4.47% (07/01/2002 TO 09/30/2002)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -2.00% (10/01/2010 TO 12/31/2010)

At September 30, 2011, the year-to-date return was 6.26%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the Class A and Class B shares of the fund includes the net asset value performance of the predecessor fund's Class A and Class B shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 1, 2011